One Commerce Square
                                           Philadelphia, PA 19103


Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________

                                             1933 Act Rule 497(j)
                                       1933 Act File No. 33-67490
                                       1940 Act File No. 811-7972

March 2, 1998

Filed via EDGAR  (CIK #0000910682)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  File No. 33-67490
     DELAWARE GROUP ADVISER FUNDS, INC.
     ____________________________________


Dear Commission:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the Prospectuses and Statement of Additional Information of Delaware Group Adviser Funds, Inc. that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 9, the most recent post-effective amendment of Delaware Group Adviser Funds, Inc. Post-Effective Amendment No. 9 was filed electronically with the Commission on February 27, 1998 under paragraph (b) of Rule 485 under the Securities Act of 1933.


Very truly yours,

/s/ Michael D. Mabry

Michael D. Mabry
Assistant Vice President/
Assistant Secretary/
Senior Counsel